Schedule of financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 748,562	R$ 1,045,042	R$ 943,209	R$ 62,260
Restricted cash		(2,053)
Trade receivables	405,793	309,944
Total	27,442	9,680
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	748,562	1,045,042
Restricted cash		2,053
Trade receivables	405,793	309,944
Total	1,154,355	1,357,039
Current	1,126,913	1,347,359
Non-current	R$ 27,442	R$ 9,680